DBX ETF Trust

Schedule of Investments

Xtrackers MSCI EAFE ESG Leaders Equity ETF

May 31, 2020 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 99.2%
Australia - 6.6%
APA Group(a)	1,855	$14,296
ASX Ltd.	319	18,672
Aurizon Holdings Ltd.	3,261	10,282
AusNet Services	3,262	3,800
Australia & New Zealand Banking Group Ltd.	4,585	54,449
BlueScope Steel Ltd.	739	5,411
Brambles Ltd.	2,551	19,711
Coca-Cola Amatil Ltd.	786	4,571
Cochlear Ltd.	103	13,196
Coles Group Ltd.	2,138	21,799
Commonwealth Bank of Australia	2,891	122,339
Computershare Ltd.	766	6,661
Dexus REIT	1,728	10,323
Evolution Mining Ltd.	2,800	11,338
Fortescue Metals Group Ltd.(b)	2,809	25,918
Goodman Group REIT	2,680	27,343
GPT Group REIT	3,168	8,391
Insurance Australia Group Ltd.	3,644	14,779
Lendlease Group(a)	1,061	9,107
Macquarie Group Ltd.	553	40,368
Mirvac Group REIT	6,410	9,999
National Australia Bank Ltd.	5,218	61,689
Newcrest Mining Ltd.	1,325	26,896
Northern Star Resources Ltd.	1,300	12,772
Orica Ltd.	590	6,728
Origin Energy Ltd.	2,701	10,560
Ramsay Health Care Ltd.	287	13,345
SEEK Ltd.	513	6,855
Stockland REIT	3,730	8,839
Suncorp Group Ltd.	2,100	12,866
Sydney Airport(a)	1,868	7,254
Telstra Corp. Ltd.	6,618	14,233
Transurban Group(a)	4,387	41,614
Vicinity Centres REIT	5,163	5,518
Woodside Petroleum Ltd.	1,530	23,024

(Cost $813,470)		704,946

Austria - 0.3%
ANDRITZ AG*	116	4,353
Erste Group Bank AG*	454	9,981
OMV AG*	233	7,703
voestalpine AG	221	4,311

(Cost $33,544)		26,348

Belgium - 0.7%
Colruyt SA	95	5,747
KBC Group NV	394	20,629
Solvay SA	117	8,912
Telenet Group Holding NV	72	2,952
UCB SA	212	21,224
Umicore SA	327	14,491

(Cost $83,958)		73,955

Denmark - 3.7%
Chr Hansen Holding A/S	171	16,567
Coloplast A/S, Class B	190	31,900
Demant A/S*	190	5,368
Genmab A/S*	105	32,280
GN Store Nord A/S	210	11,336
H Lundbeck A/S	108	4,149
Novo Nordisk A/S, Class B	2,894	188,414
Novozymes A/S, Class B	342	18,701
Orsted A/S, 144A	313	36,753
Pandora A/S	170	8,466
Tryg A/S	205	5,745
Vestas Wind Systems A/S	328	33,472

(Cost $311,802)		393,151

Finland - 0.9%
Elisa OYJ	234	14,675
Metso OYJ	162	5,256
Neste OYJ	679	27,432
Orion OYJ, Class B	161	8,614
Stora Enso OYJ, Class R*	962	11,798
UPM-Kymmene OYJ	846	24,439
Wartsila OYJ Abp	704	5,501

(Cost $102,281)		97,715

France - 9.9%
Accor SA*	287	8,093
Air Liquide SA	768	104,308
Amundi SA, 144A*	101	7,522
Atos SE*	152	11,467
AXA SA*	3,113	56,720
Bouygues SA*	381	11,672
Carrefour SA	995	15,113
Casino Guichard Perrachon SA*	87	3,279
Cie de Saint-Gobain	842	27,227
Cie Generale des Etablissements Michelin SCA*	280	28,299
CNP Assurances*	283	2,976
Covivio REIT	59	3,455
Credit Agricole SA*	1,805	15,709
Danone SA*	1,009	69,093
Dassault Systemes SE	219	37,089
Eiffage SA*	132	12,040
EssilorLuxottica SA*	468	60,257
Eurazeo SE*	54	2,631
Gecina SA REIT	79	10,167
Getlink SE*	676	9,760
JCDecaux SA*	122	2,482
Kering SA	123	64,250
Klepierre SA REIT	317	6,009
L’Oreal SA*	416	121,191
Natixis SA*	1,501	3,328
Orange SA	3,219	38,832
Publicis Groupe SA	347	9,850

Schneider Electric SE	896	88,943
SEB SA	37	5,079
Teleperformance*	97	22,993
TOTAL SA	4,020	150,359
Ubisoft Entertainment SA*	148	11,468
Unibail-Rodamco-Westfield REIT	224	11,885
Valeo SA*	345	8,500
Wendel SE*	43	3,951

(Cost $1,187,012)		1,045,997

Germany - 8.9%
adidas AG*	311	82,057
Allianz SE	679	122,976
BASF SE*	1,490	80,624
Bayerische Motoren Werke AG	547	32,005
Beiersdorf AG	160	16,776
Commerzbank AG*	1,662	6,472
Delivery Hero SE, 144A*	211	20,227
Deutsche Boerse AG	311	51,165
Deutsche Wohnen SE	577	25,814
Fraport AG Frankfurt Airport Services Worldwide*(b)	70	3,474
HeidelbergCement AG*	232	11,518
Henkel AG & Co. KGaA*	176	14,106
Merck KGaA	214	24,554
METRO AG	275	2,568
MTU Aero Engines AG*	85	13,700
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	234	53,255
SAP SE	1,702	214,881
Siemens AG	1,249	136,890
Symrise AG*	204	22,329
Telefonica Deutschland Holding AG	1,729	5,320

(Cost $1,021,360)		940,711

Hong Kong - 1.8%
ASM Pacific Technology Ltd.	490	4,457
BOC Hong Kong Holdings Ltd.	6,025	16,790
CLP Holdings Ltd.	2,594	25,418
Hang Seng Bank Ltd.	1,240	18,862
HKT Trust & HKT Ltd.(a)	6,657	9,465
Hong Kong & China Gas Co. Ltd.	15,937	26,812
Hong Kong Exchanges & Clearing Ltd.	1,962	68,395
MTR Corp. Ltd.	2,775	13,300
PCCW Ltd.	7,301	4,003
Swire Pacific Ltd., Class A	704	3,651
Swire Properties Ltd.	1,686	3,754

(Cost $219,305)		194,907

Ireland - 1.0%
CRH PLC	1,265	41,229
DCC PLC	161	13,399
Kerry Group PLC, Class A	266	32,932
Kingspan Group PLC	254	15,695

(Cost $99,088)		103,255

Israel - 0.3%
Bank Hapoalim BM	1,810	11,113
Bank Leumi Le-Israel BM	2,354	12,457
Mizrahi Tefahot Bank Ltd.	228	4,466

(Cost $32,511)		28,036

Italy - 1.6%
Assicurazioni Generali SpA	1,774	24,637
Enel SpA	13,254	101,742
Intesa Sanpaolo SpA*	24,231	41,842
Pirelli & C SpA, 144A*	679	3,044

(Cost $196,446)		171,265

Japan - 27.6%
Aeon Co. Ltd.	1,100	24,336
Ajinomoto Co., Inc.	800	13,641
ANA Holdings, Inc.*(b)	200	4,825
Asahi Kasei Corp.	2,100	16,568
Astellas Pharma, Inc.	3,000	53,311
Benesse Holdings, Inc.	100	2,708
Bridgestone Corp.	900	29,882
Casio Computer Co. Ltd.	300	5,282
Central Japan Railway Co.	235	40,212
Chugai Pharmaceutical Co. Ltd.	366	53,982
CyberAgent, Inc.	128	6,451
Dai Nippon Printing Co. Ltd.	365	8,297
Daicel Corp.	500	4,233
Daifuku Co. Ltd.	166	12,912
Dai-ichi Life Holdings, Inc.	1,800	23,441
Daiichi Sankyo Co. Ltd.	900	84,248
Daikin Industries Ltd.	404	59,437
Daiwa House Industry Co. Ltd.	900	22,342
Denso Corp.	760	29,141
East Japan Railway Co.	479	37,569
Eisai Co. Ltd.	408	31,955
Fast Retailing Co. Ltd.	93	52,251
Fujitsu Ltd.	309	31,836
Hankyu Hanshin Holdings, Inc.	400	14,777
Hino Motors Ltd.	600	4,060
Hirose Electric Co. Ltd.	40	4,778
Hitachi Construction Machinery Co. Ltd.	200	5,254
Hitachi Metals Ltd.	400	4,611
Honda Motor Co. Ltd.	2,600	67,187
Hulic Co. Ltd.	500	5,059
Inpex Corp.	1,700	11,849
Isuzu Motors Ltd.	900	8,433
Japan Retail Fund Investment Corp. REIT	5	6,600
JFE Holdings, Inc.	800	5,881

Kajima Corp.	800	9,074
Kansai Paint Co. Ltd.	300	6,215
Kao Corp.	784	62,925
Kawasaki Heavy Industries Ltd.	200	3,167
KDDI Corp.	2,700	78,593
Keio Corp.	164	9,742
Keyence Corp.	299	123,086
Kikkoman Corp.	200	10,062
Kobayashi Pharmaceutical Co. Ltd.	80	7,129
Kobe Bussan Co. Ltd.	100	5,179
Komatsu Ltd.	1,500	30,352
Konami Holdings Corp.	200	7,026
Kubota Corp.	1,700	22,872
Kuraray Co. Ltd.	600	6,304
Kurita Water Industries Ltd.	200	5,545
Kyushu Railway Co.	230	6,522
Lawson, Inc.	100	5,532
Marubeni Corp.	2,700	13,115
Marui Group Co. Ltd.	300	5,410
Mazda Motor Corp.	1,000	6,395
Mercari, Inc.*	100	2,980
Mitsubishi Chemical Holdings Corp.	2,200	12,953
Mitsubishi Estate Co. Ltd.	2,000	31,800
Mitsubishi Materials Corp.	150	3,415
Mitsubishi UFJ Lease & Finance Co. Ltd.	700	3,418
Mitsui Chemicals, Inc.	300	6,238
Mitsui Fudosan Co. Ltd.	1,500	28,869
Miura Co. Ltd.	100	4,270
Mizuho Financial Group, Inc.	40,000	49,937
MS&AD Insurance Group Holdings, Inc.	700	20,564
Murata Manufacturing Co. Ltd.	950	53,040
Nabtesco Corp.	150	4,657
Nagoya Railroad Co. Ltd.	300	9,050
NEC Corp.	450	20,195
NGK Insulators Ltd.	500	7,328
NGK Spark Plug Co. Ltd.	200	3,225
Nikon Corp.	600	5,514
Nintendo Co. Ltd.	179	72,341
Nippon Building Fund, Inc. REIT	2	12,549
Nippon Express Co. Ltd.	100	5,142
Nippon Paint Holdings Co. Ltd.	250	17,427
Nippon Prologis REIT, Inc. REIT	4	11,287
Nippon Shinyaku Co. Ltd.	100	8,614
Nippon Yusen KK	200	2,883
Nissin Foods Holdings Co. Ltd.	100	8,354
Nitori Holdings Co. Ltd.	129	23,391
Nitto Denko Corp.	250	13,529
Nomura Real Estate Holdings, Inc.	200	3,702
Nomura Real Estate Master Fund, Inc. REIT	8	9,839
Nomura Research Institute Ltd.	500	13,218
NSK Ltd.	700	5,120
NTT DOCOMO, Inc.	1,950	53,422
Obayashi Corp.	1,000	9,254
Odakyu Electric Railway Co. Ltd.	500	12,480
Omron Corp.	263	17,430
Ono Pharmaceutical Co. Ltd.	600	17,136
Oriental Land Co. Ltd.	315	45,656
ORIX Corp.	2,100	27,854
Osaka Gas Co. Ltd.	600	11,991
Otsuka Corp.	150	7,240
Panasonic Corp.	3,500	31,285
Park24 Co. Ltd.	200	3,882
Rakuten, Inc.	1,500	13,589
Recruit Holdings Co. Ltd.	2,100	72,316
Resona Holdings, Inc.	3,400	12,239
Rohm Co. Ltd.	150	10,094
Santen Pharmaceutical Co. Ltd.	600	11,083
SCSK Corp.	100	4,892
Secom Co. Ltd.	340	29,457
Sega Sammy Holdings, Inc.	300	3,910
Sekisui Chemical Co. Ltd.	600	8,382
Sekisui House Ltd.	1,000	19,051
Seven & i Holdings Co. Ltd.	1,200	41,067
SG Holdings Co. Ltd.	300	9,788
Sharp Corp.	400	4,333
Shimadzu Corp.	340	9,199
Shimizu Corp.	900	7,619
Shin-Etsu Chemical Co. Ltd.	573	67,121
Shionogi & Co. Ltd.	400	23,617
Shiseido Co. Ltd.	650	39,639
Showa Denko KK	234	5,593
Sohgo Security Services Co. Ltd.	100	4,919
Sompo Holdings, Inc.	540	19,207
Sony Corp.	2,080	132,714
Stanley Electric Co. Ltd.	200	4,862
Sumitomo Chemical Co. Ltd.	2,400	7,440
Sumitomo Metal Mining Co. Ltd.	353	9,833
Sumitomo Mitsui Trust Holdings, Inc.	600	17,660
Sumitomo Rubber Industries Ltd.	300	3,052
Suntory Beverage & Food Ltd.	200	8,168
Sysmex Corp.	250	19,980
T&D Holdings, Inc.	900	8,128
Taisei Corp.	274	9,512
Takeda Pharmaceutical Co. Ltd.	2,550	99,198
TDK Corp.	200	18,713
Teijin Ltd.	300	4,912
Tobu Railway Co. Ltd.	300	10,637
Tokyo Century Corp.	100	4,349

Tokyo Electron Ltd.	253	50,490
Tokyo Gas Co. Ltd.	600	14,316
Tokyu Corp.	800	12,683
Toppan Printing Co. Ltd.	500	8,553
Toray Industries, Inc.	2,400	11,671
TOTO Ltd.	200	7,927
Toyo Suisan Kaisha Ltd.	100	5,226
Toyoda Gosei Co. Ltd.	100	2,138
Toyota Tsusho Corp.	400	10,136
Unicharm Corp.	700	26,055
USS Co. Ltd.	500	8,716
West Japan Railway Co.	250	16,130
Yakult Honsha Co. Ltd.	180	11,027
Yamada Denki Co. Ltd.	1,000	4,864
Yamaha Corp.	219	10,652
Yamaha Motor Co. Ltd.	500	7,217
Yaskawa Electric Corp.	401	14,404
Yokogawa Electric Corp.	400	5,762
ZOZO, Inc.	200	3,683

(Cost $2,865,107)		2,931,996

Jordan - 0.1%
Hikma Pharmaceuticals PLC
(Cost $7,826)	245	7,787

Luxembourg - 0.1%
SES SA	570	4,219
Tenaris SA	784	4,877

(Cost $20,161)		9,096

Netherlands - 5.5%
Aegon NV	2,872	7,683
Akzo Nobel NV	324	26,526
ASML Holding NV	697	227,127
ING Groep NV	6,257	40,410
Koninklijke Ahold Delhaize NV	1,790	45,417
Koninklijke DSM NV	286	36,601
Koninklijke KPN NV	5,645	13,839
Koninklijke Philips NV*	1,441	65,382
Koninklijke Vopak NV	107	5,869
NN Group NV	510	15,754
Prosus NV*	800	66,385
Wolters Kluwer NV	456	36,358

(Cost $550,652)		587,351

New Zealand - 0.4%
Auckland International Airport Ltd.	2,003	8,062
Fisher & Paykel Healthcare Corp. Ltd.	942	17,488
Mercury NZ Ltd.	1,209	3,481
Meridian Energy Ltd.	1,974	5,807
Ryman Healthcare Ltd.	606	4,541

(Cost $40,484)		39,379

Norway - 0.7%
Equinor ASA	1,645	23,888
Mowi ASA	688	12,956
Norsk Hydro ASA*	2,015	5,116
Orkla ASA	1,291	11,600
Schibsted ASA, Class B*	151	3,620
Telenor ASA	1,195	18,122

(Cost $97,325)		75,302

Portugal - 0.3%
EDP - Energias de Portugal SA	4,026	18,912
Galp Energia SGPS SA	786	9,368
Jeronimo Martins SGPS SA*	403	6,895

(Cost $36,227)		35,175

Singapore - 1.4%
Ascendas Real Estate Investment Trust REIT	4,912	10,878
CapitaLand Commercial Trust REIT	4,200	5,200
CapitaLand Ltd.*	4,200	8,588
CapitaLand Mall Trust REIT	4,200	6,032
City Developments Ltd.	800	4,353
DBS Group Holdings Ltd.	2,900	39,948
Jardine Cycle & Carriage Ltd.	100	1,547
Keppel Corp. Ltd.(b)	2,400	10,035
Singapore Airlines Ltd.(b)	2,250	6,081
Singapore Exchange Ltd.	1,300	7,616
Singapore Telecommunications Ltd.	13,100	23,078
United Overseas Bank Ltd.	1,900	26,213
UOL Group Ltd.*	800	3,872

(Cost $176,661)		153,441

Spain - 2.6%
Banco Bilbao Vizcaya Argentaria SA	10,764	33,442
Bankinter SA	1,070	4,536
CaixaBank SA	6,077	11,353
Ferrovial SA*	11	299
Iberdrola SA	9,464	101,988
Industria de Diseno Textil SA	1,789	49,850
Naturgy Energy Group SA	472	8,765
Red Electrica Corp. SA	696	12,263
Repsol SA	2,291	21,330
Telefonica SA	7,510	35,428

(Cost $343,100)		279,254

Sweden - 3.1%
Assa Abloy AB, Class B	1,628	32,963
Atlas Copco AB, Class A	1,098	43,042
Atlas Copco AB, Class B	626	22,080
Boliden AB	447	9,691
Electrolux AB, Series B	329	5,385
Essity AB, Class B*	1,020	33,659
Hennes & Mauritz AB, Class B	1,270	19,168
Husqvarna AB, Class B	663	4,875
ICA Gruppen AB(b)	166	7,796

Investment AB Latour, Class B	234	4,196
Kinnevik AB, Class B	422	10,619
Sandvik AB*	1,802	29,828
Skandinaviska Enskilda Banken AB, Class A*	2,617	22,707
Skanska AB, Class B*	535	10,685
SKF AB, Class B	607	11,137
Svenska Cellulosa AB SCA, Class B*	1,021	12,738
Svenska Handelsbanken AB, Class A*	2,525	23,898
Tele2 AB, Class B	797	10,603
Telia Co. AB	4,464	15,300

(Cost $323,397)		330,370

Switzerland - 9.1%
ABB Ltd.	3,006	59,106
Adecco Group AG	258	12,251
Alcon, Inc.*	808	52,044
Chocoladefabriken Lindt & Spruengli AG Participation Certificates	3	25,013
Cie Financiere Richemont SA	862	50,139
Clariant AG*	310	5,684
Coca-Cola HBC AG*	327	8,239
Givaudan SA	15	53,820
Kuehne + Nagel International AG*	90	12,966
Lonza Group AG	122	59,876
Roche Holding AG	1,148	397,564
SGS SA	10	23,473
Sika AG	212	36,301
Sonova Holding AG	88	19,282
Straumann Holding AG	17	13,767
Swiss Re AG	474	32,130
Swisscom AG	42	21,850
Zurich Insurance Group AG	242	77,963

(Cost $876,794)		961,468

United Arab Emirates - 0.0%
NMC Health PLC(c)
(Cost $6,025)	144	0

United Kingdom - 12.6%
3i Group PLC	1,538	15,687
Associated British Foods PLC	562	12,652
Aviva PLC	6,305	19,308
Barratt Developments PLC	1,605	9,862
Berkeley Group Holdings PLC	204	10,328
British Land Co. PLC REIT	1,462	7,362
BT Group PLC	14,372	20,655
Burberry Group PLC	641	11,851
CNH Industrial NV*	1,599	9,697
Coca-Cola European Partners PLC	335	12,630
Compass Group PLC	2,896	42,391
Croda International PLC	199	12,769
Ferguson PLC	376	29,592
GlaxoSmithKline PLC	8,188	169,233
Informa PLC	2,408	13,528
InterContinental Hotels Group PLC	288	13,783
ITV PLC	5,747	5,704
J Sainsbury PLC	2,723	6,531
JD Sports Fashion PLC	742	6,040
Johnson Matthey PLC	327	8,542
Kingfisher PLC	3,131	7,517
Land Securities Group PLC REIT	1,030	7,714
Legal & General Group PLC	9,721	23,856
London Stock Exchange Group PLC	512	50,829
Mondi PLC	776	14,467
National Grid PLC	5,716	65,438
Next PLC	212	12,748
Pearson PLC	1,214	6,955
Prudential PLC	4,184	54,158
Reckitt Benckiser Group PLC	1,146	102,350
RELX PLC	3,153	73,030
Rentokil Initial PLC	2,990	18,364
RSA Insurance Group PLC	1,681	8,194
Sage Group PLC	1,891	16,154
Schroders PLC	195	7,124
Segro PLC REIT	1,855	19,255
Smith & Nephew PLC	1,392	28,258
Spirax-Sarco Engineering PLC	116	14,155
SSE PLC	1,671	25,648
Standard Chartered PLC	4,446	20,249
Standard Life Aberdeen PLC	4,026	12,856
Taylor Wimpey PLC	5,319	9,443
Tesco PLC	15,651	44,175
Unilever NV	2,375	122,819
Unilever PLC	1,915	102,561
Whitbread PLC*(b)	214	6,688
Wm Morrison Supermarkets PLC	4,091	9,443
WPP PLC	2,014	15,228

(Cost $1,502,551)		1,337,821

TOTAL COMMON STOCKS (Cost $10,947,087)		10,528,726

PREFERRED STOCKS - 0.5%
Germany - 0.5%
Bayerische Motoren Werke AG	73	3,360
Henkel AG & Co. KGaA*	294	26,254
Sartorius AG*	59	21,881

(Cost $50,325)		51,495

TOTAL PREFERRED STOCKS (Cost $50,325)		51,495

RIGHTS - 0.0%
United Kingdom - 0.0%
Whitbread PLC, expires 6/12/20
(Cost $2,151)	107	1,326

SECURITIES LENDING COLLATERAL - 0.3%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.07%(d)(e)
(Cost $32,919)	32,919	32,919

CASH EQUIVALENTS - 0.1%
DWS Government Money Market Series “Institutional Shares”, 0.12%(d)
(Cost $5,754)	5,754	5,754

TOTAL INVESTMENTS - 100.1% (Cost $11,038,236)		$10,620,220
Other assets and liabilities, net - (0.1%)		(12,878)

NET ASSETS - 100.0%		$10,607,342

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended May 31, 2020 is as follows:

Value ($) at 8/31/2019	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 5/31/2020	Value ($) at 5/31/2020
SECURITIES LENDING COLLATERAL — 0.3%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.07%(d)(e)
42,850	—	(9,931)(f)	—	—	564	—	32,919	32,919
CASH EQUIVALENTS — 0.1%
DWS Government Money Market Series “Institutional Shares”, 0.12%(d)
2,055	182,818	(179,119)	—	—	62	—	5,754	5,754

44,905	182,818	(189,050)	—	—	626	—	38,673	38,673

*	Non-income producing security.
(a)	Stapled Security - A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(b)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at May 31, 2020 amounted to $35,756, which is 0.3% of net assets.

(c)	Investment was valued using significant unobservable inputs.
(d)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(e)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $13,899.

(f)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended May 31, 2020.
REIT:	Real Estate Investment Trust
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

At May 31, 2020 the Xtrackers MSCI EAFE ESG Leaders Equity ETF had the following sector diversification:

Sector Diversification	Market Value	As a % of Total Investments excluding Securities Lending Collateral and Cash Equivalents
Financials	$1,640,115	15.5%
Health Care	1,614,608	15.2
Industrials	1,529,819	14.4
Consumer Discretionary	1,198,864	11.3
Consumer Staples	1,166,502	11.1
Information Technology	887,808	8.4
Materials	874,489	8.3
Communication Services	546,099	5.2
Utilities	477,429	4.5
Real Estate	349,556	3.3
Energy	296,258	2.8

Total	$10,581,547	100.0%

At May 31, 2020, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation(g)
MINI TPX Index Futures	JPY	1	$13,375	$14,471	6/11/2020	$1,096

(g)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to equity contracts risk exposure as of May 31, 2020.

Currency Abbreviations

JPY	Japanese Yen

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2020 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(h)	$10,528,726	$—	$0	$10,528,726
Preferred Stocks	51,495	—	—	51,495
Rights	1,326	—	—	1,326
Short-Term Investments(h)	38,673	—	—	38,673
Derivatives(i)
Futures Contracts	1,096	—	—	1,096

TOTAL	$10,621,316	$—	$0	$10,621,316

(h)	See Schedule of Investments for additional detailed categorizations.
(i)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

During the period ended May 31, 2020, the amount of transfers between Level 1 and Level 3 was $3,291. The investments was transferred from Level 1 to Level 3 due to the lack of observable market data due to a decrease in market activity.